LONG-TERM DEBT - MORTGAGE (Narrative) (Details) - USD ($)		1 Months Ended
	Jan. 09, 2015	Feb. 29, 2008	Jul. 31, 2016	Aug. 19, 2004
Debt maturing in 2017			$ 156,846
Debt maturing in 2018			162,569
Debt maturing in 2019			168,500
Debt maturing in 2020			5,298,610
Carrying value of properties collateralizing debt			$ 21,805,611
Bond St.Building Brooklyn NY Two [Member]
Closed bank liabilities	$ 6,000,000
Additional loans	652,274
Amount outstanding	$ 5,347,726
Term of loan	5 years
Amortization period of loan	25 years
Interest rate, percent	3.54%		3.54%
Fishkill, New York Property [Member]
Closed bank liabilities				$ 12,000,000
Term of loan		7 years
Interest rate, percent		6.98%
Fishkill, New York Property [Member] | Multiple Successively Subordinate Loans [Member]
Closed bank liabilities				8,295,274
Fishkill, New York Property [Member] | Permanent Subordinate Mortgage [Member]
Closed bank liabilities				$ 1,870,000